ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8%
	ADVERTISING & MARKETING - 0.0%^
268	Fluent, Inc.(a)	$ 362

	AEROSPACE & DEFENSE - 1.0%
495	AAR Corporation(a)	17,731
581	Barnes Group, Inc.	16,779
162	Ducommun, Inc.(a)	6,425
369	Kaman Corporation	10,306
450	Kratos Defense & Security Solutions, Inc.(a)	4,572
900	Mercury Systems, Inc.(a)	36,540
514	Moog, Inc., Class A	36,160
71	National Presto Industries, Inc.	4,619
2	SIFCO Industries, Inc.(a)	6
		133,138
	APPAREL & TEXTILE PRODUCTS - 0.6%
443	Culp, Inc.	1,932
313	Jerash Holdings US, Inc.	1,327
264	Lakeland Industries, Inc.(a)	3,044
368	Movado Group, Inc.	10,370
1,098	PVH Corporation	49,190
317	Rocky Brands, Inc.	6,359
209	Superior Group of Companies, Inc.	1,856
149	Tandy Leather Factory, Inc.(a)	544
387	Unifi, Inc.(a)	3,680
22	Weyco Group, Inc.	448
		78,750
	ASSET MANAGEMENT - 0.4%
15	Associated Capital Group, Inc., Class A	552
14	First Western Financial, Inc.(a)	345
39	Hennessy Advisors, Inc.	338
1,160	ODP Corporation (The)(a)	40,774
386	Oppenheimer Holdings, Inc., Class A	11,958
		53,967
	AUTOMOTIVE - 2.0%
2,574	American Axle & Manufacturing Holdings, Inc.(a)	17,580

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	AUTOMOTIVE - 2.0% (Continued)
1,444	China Automotive Systems, Inc.(a)	$ 5,747
1,790	Dana, Inc.	20,460
4,923	Goodyear Tire & Rubber Company (The)(a)	49,673
2,968	Harley-Davidson, Inc.	103,524
1,725	Kandi Technologies Group, Inc.(a)	3,640
452	Methode Electronics, Inc.	16,792
181	Miller Industries, Inc.	3,853
1,311	Modine Manufacturing Company(a)	16,964
401	Motorcar Parts of America, Inc.(a)	6,103
423	Standard Motor Products, Inc.	13,748
		258,084
	BANKING - 18.1%
40	ACNB Corporation	1,202
395	Allegiance Bancshares, Inc.	16,444
1,001	Amalgamated Financial Corporation	22,573
234	American National Bankshares, Inc.	7,476
1,269	Ameris Bancorp	56,737
48	Ames National Corporation	1,065
2,544	Associated Banc-Corporation	51,084
1,158	Atlantic Union Bankshares Corporation	35,180
84	Banc of California, Inc.	1,341
11	Bank of Marin Bancorp	329
281	Bank of Princeton (The)	7,966
1,741	Bank OZK	68,874
845	BankFinancial Corporation	7,994
1,546	BankUnited, Inc.	52,827
141	Bankwell Financial Group, Inc.	4,104
35	Banner Corporation	2,068
398	Bar Harbor Bankshares	10,555
512	BayCom Corporation	9,001
606	BCB Bancorp, Inc.	10,199
189	Berkshire Hills Bancorp, Inc.	5,160
1,553	Brookline Bancorp, Inc.	18,092
605	Business First Bancshares, Inc.	13,026

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 18.1% (Continued)
770	Byline Bancorp, Inc.	$ 15,592
38	Camden National Corporation	1,619
337	Capital City Bank Group, Inc.	10,484
1,541	Capitol Federal Financial, Inc.	12,790
73	Capstar Financial Holdings, Inc.	1,353
1,014	Carter Bankshares, Inc.(a)	16,325
49	CB Financial Services, Inc.	1,066
39	CBTX, Inc.	1,141
1	Central Pacific Financial Corporation	21
383	Central Valley Community Bancorp	6,783
228	ChoiceOne Financial Services, Inc.	4,952
81	Citizens & Northern Corporation	1,959
514	Citizens Community Bancorp, Inc.	6,255
518	Civista Bancshares, Inc.	10,754
513	CNB Financial Corporation	12,091
21	Codorus Valley Bancorp, Inc.	396
24	Colony Bankcorp, Inc.	313
1,518	Columbia Banking System, Inc.	43,855
187	Community Financial Corporation (The)	6,414
213	Community Trust Bancorp, Inc.	8,637
851	ConnectOne Bancorp, Inc.	19,624
1,062	Customers Bancorp, Inc.(a)	31,308
623	Dime Community Bancshares, Inc.	18,241
166	Eagle Bancorp Montana, Inc.	3,154
2	Eagle Bancorp, Inc.	90
24	Enterprise Financial Services Corporation	1,057
460	Equity Bancshares, Inc., Class C	13,630
85	ESSA Bancorp, Inc.	1,648
5	Farmers & Merchants Bancorp, Inc.	134
419	Farmers National Banc Corporation	5,485
504	Financial Institutions, Inc.	12,131
756	First Bancorp	27,654
491	First Bancshares, Inc. (The)	14,666
644	First Bank	8,803

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 18.1% (Continued)
882	First Busey Corporation	$ 19,386
45	First Business Financial Services, Inc.	1,454
1	First Commonwealth Financial Corporation	13
400	First Community Bankshares, Inc.	12,812
1,612	First Financial Bancorp	33,981
435	First Financial Corporation	19,658
301	First Financial Northwest, Inc.	4,467
594	First Foundation, Inc.	10,775
286	First Guaranty Bancshares, Inc.	6,258
15	First Horizon Corporation	343
235	First Internet Bancorp	7,957
49	First Merchants Corporation	1,895
372	First Mid Bancshares, Inc.	11,893
371	First Northwest Bancorp	5,973
632	First of Long Island Corporation (The)	10,896
1,472	Flagstar Bancorp, Inc.	49,165
916	Flushing Financial Corporation	17,743
6,206	FNB Corporation	71,990
196	FS Bancorp, Inc.	5,343
2,086	Fulton Financial Corporation	32,959
223	Great Southern Bancorp, Inc.	12,727
97	Hancock Whitney Corporation	4,444
306	Hanmi Financial Corporation	7,246
1,017	HarborOne Bancorp, Inc.	13,648
521	Heartland Financial USA, Inc.	22,591
62	Heritage Commerce Corporation	703
587	Heritage Financial Corporation	15,538
1,866	Hilltop Holdings, Inc.	46,370
185	Home Bancorp, Inc.	7,213
22	HomeStreet, Inc.	634
407	HomeTrust Bancshares, Inc.	8,995
3,297	Hope Bancorp, Inc.	41,674
97	Horizon Bancorp, Inc.	1,742
739	Independent Bank Corporation	14,115

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 18.1% (Continued)
169	Independent Bank Group, Inc.	$ 10,375
591	Investar Holding Corporation	11,761
1,965	Kearny Financial Corporation	20,868
1,466	Lakeland Bancorp, Inc.	23,471
381	LCNB Corporation	6,043
672	Macatawa Bank Corporation	6,223
56	MainStreet Bancshares, Inc.	1,277
570	Mercantile Bank Corporation	16,935
35	Mid Penn Bancorp, Inc.	1,006
218	Middlefield Banc Corporation	5,908
1,153	Midland States Bancorp, Inc.	27,176
508	MidWestOne Financial Group, Inc.	13,863
7,621	New York Community Bancorp, Inc.	65,007
1,129	Northfield Bancorp, Inc.	16,156
224	Northrim BanCorp, Inc.	9,309
2,418	Northwest Bancshares, Inc.	32,667
1,378	OceanFirst Financial Corporation	25,686
45	Ohio Valley Banc Corporation	1,252
18	Old National Bancorp	296
6	Old Point Financial Corporation	166
4	Old Second Bancorp, Inc.	52
700	OP Bancorp	7,784
470	Orrstown Financial Services, Inc.	11,242
1,329	Pacific Premier Bancorp, Inc.	41,146
2,765	PacWest Bancorp	62,489
62	Parke Bancorp, Inc.	1,300
12	Pathfinder Bancorp, Inc.	244
351	PCSB Financial Corporation	6,293
506	Peapack-Gladstone Financial Corporation	17,027
64	Penns Woods Bancorp, Inc.	1,466
507	Peoples Bancorp, Inc.	14,668
800	Premier Financial Corporation	20,560
537	Primis Financial Corporation	6,514
212	Provident Financial Holdings, Inc.	3,010

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 18.1% (Continued)
1,557	Provident Financial Services, Inc.	$ 30,361
27	QCR Holdings, Inc.	1,375
705	RBB Bancorp	14,650
1,086	Renasant Corporation	33,970
432	Republic Bancorp, Inc., Class A	16,546
3,100	Republic First Bancorp, Inc.(a)	8,773
782	Riverview Bancorp, Inc.	4,966
896	S&T Bancorp, Inc.	26,262
165	SB Financial Group, Inc.	2,780
396	Sierra Bancorp	7,821
1,859	Simmons First National Corporation, Class A	40,508
303	SmartFinancial, Inc.	7,487
85	South Plains Financial, Inc.	2,343
149	SouthState Corporation	11,789
1,375	Sterling Bancorp, Inc.(a)	8,291
411	Summit Financial Group, Inc.	11,072
1	Synovus Financial Corporation	38
266	Territorial Bancorp, Inc.	4,932
679	Texas Capital Bancshares, Inc.(a)	40,081
1,066	Towne Bank	28,601
625	TrustCompany Bank Corporation	19,637
546	Trustmark Corporation	16,724
1	Umpqua Holdings Corporation	17
172	United Bancshares, Inc.	3,543
2,080	United Bankshares, Inc.	74,360
420	United Security Bancshares	2,738
732	Univest Financial Corporation	17,187
120	Valley National Bancorp	1,296
623	Veritex Holdings, Inc.	16,566
1,322	Washington Federal, Inc.	39,634
602	Waterstone Financial, Inc.	9,728
1,144	WesBanco, Inc.	38,175
924	Western New England Bancorp, Inc.	7,512

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	BANKING - 18.1% (Continued)
694	WSFS Financial Corporation	$ 32,243
		2,317,569
	BEVERAGES - 0.0%^
51	Coffee Holding Company, Inc.	128

	BIOTECHNOLOGY & PHARMACEUTICALS - 0.9%
4,063	Amneal Pharmaceuticals, Inc.(a)	8,207
56	ANI Pharmaceuticals, Inc.(a)	1,800
574	Assembly Biosciences, Inc.(a)	941
47	Cumberland Pharmaceuticals, Inc.(a)	113
233	Eagle Pharmaceuticals, Inc.(a)	6,156
656	Emergent BioSolutions, Inc.(a)	13,769
27	Enanta Pharmaceuticals, Inc.(a)	1,401
765	Innoviva, Inc.(a)	8,882
255	Ironwood Pharmaceuticals, Inc.(a)	2,642
648	Prestige Consumer Healthcare, Inc.(a)	32,290
109	REGENXBIO, Inc.(a)	2,881
1,800	Sangamo Therapeutics, Inc.(a)	8,820
897	Supernus Pharmaceuticals, Inc.(a)	30,364
1	United Therapeutics Corporation(a)	209
		118,475
	CABLE & SATELLITE - 0.1%
704	WideOpenWest, Inc.(a)	8,638

	CHEMICALS - 2.5%
617	AdvanSix, Inc.	19,806
1,783	AgroFresh Solutions, Inc.(a)	2,674
734	American Vanguard Corporation	13,726
181	Ashland, Inc.	17,189
45	Ecovyst, Inc.(a)	380
661	Element Solutions, Inc.	10,754
192	Haynes International, Inc.	6,743
427	HB Fuller Company	25,663
2,966	Huntsman Corporation	72,786

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	CHEMICALS - 2.5% (Continued)
438	Intrepid Potash, Inc.(a)	$ 17,332
590	Koppers Holdings, Inc.	12,260
42	Materion Corporation	3,360
3	Mativ, Inc.	66
377	Minerals Technologies, Inc.	18,627
28	Oil-Dri Corporation of America	678
87	Quaker Houghton	12,561
18	Rayonier Advanced Materials, Inc.(a)	57
112	Stepan Company	10,491
2,591	Univar Solutions, Inc.(a)	58,919
760	Valhi, Inc.	19,122
		323,194
	COMMERCIAL SUPPORT SERVICES - 2.8%
1,523	ABM Industries, Inc.	58,224
488	Acacia Research Corporation(a)	1,971
25	AMN Healthcare Services, Inc.(a)	2,649
1,386	ARC Document Solutions, Inc.	3,132
252	BGSF, Inc.	2,800
2,484	BrightView Holdings, Inc.(a)	19,723
875	Cross Country Healthcare, Inc.(a)	24,824
1	Deluxe Corporation	17
495	Ennis, Inc.	9,964
11	Franchise Group, Inc.	267
415	Heidrick & Struggles International, Inc.	10,786
106	Huron Consulting Group, Inc.(a)	7,022
1,030	Information Services Group, Inc.	4,903
932	Kelly Services, Inc., Class A	12,666
608	Korn Ferry	28,546
684	ManpowerGroup, Inc.	44,248
679	Resources Connection, Inc.	12,270
1,046	Schnitzer Steel Industries, Inc., Class A	29,769
572	Stericycle, Inc.(a)	24,087
396	Terminix Global Holdings, Inc.(a)	15,163
427	TrueBlue, Inc.(a)	8,147

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.8% (Continued)
137	UniFirst Corporation	$ 23,047
409	V2X, Inc.(a)	14,479
		358,704
	CONSTRUCTION MATERIALS - 0.7%
2,022	MDU Resources Group, Inc.	55,301
1,507	Summit Materials, Inc., Class A(a)	36,108
		91,409
	CONSUMER SERVICES - 1.5%
699	Adtalem Global Education, Inc.(a)	25,478
568	American Public Education, Inc.(a)	5,191
72	Graham Holdings Company, Class B	38,735
199	Grand Canyon Education, Inc.(a)	16,368
1,017	Lincoln Educational Services Corporation(a)	5,532
363	Matthews International Corporation, Class A	8,135
2,263	Perdoceo Education Corporation(a)	23,309
539	Strategic Education, Inc.	33,100
853	Stride, Inc.(a)	35,852
545	Universal Technical Institute, Inc.(a)	2,965
		194,665
	CONTAINERS & PACKAGING - 0.3%
372	Greif, Inc., Class A	22,160
458	TriMas Corporation	11,482
		33,642
	E-COMMERCE DISCRETIONARY - 0.1%
630	1-800-Flowers.com, Inc., Class A(a)	4,089
519	Lands' End, Inc.(a)	4,006
		8,095
	ELECTRICAL EQUIPMENT - 1.8%
420	Advanced Energy Industries, Inc.	32,512
21	API Group Corporation(a)	279
247	Argan, Inc.	7,946
838	Bel Fuse, Inc., Class B	21,159
797	Belden, Inc.	47,836
399	Itron, Inc.(a)	16,802

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	ELECTRICAL EQUIPMENT - 1.8% (Continued)
747	Kimball Electronics, Inc.(a)	$ 12,811
187	Littelfuse, Inc.	37,155
14	LSI Industries, Inc.	108
169	National Instruments Corporation	6,378
248	OSI Systems, Inc.(a)	17,871
208	Powell Industries, Inc.	4,384
111	Preformed Line Products Company	7,898
16	RF Industries Ltd.(a)	92
353	SPX Technologies, Inc.(a)	19,493
129	WidePoint Corporation(a)	275
		232,999
	ENGINEERING & CONSTRUCTION - 0.6%
445	Arcosa, Inc.	25,445
1	Dycom Industries, Inc.(a)	96
1	EMCOR Group, Inc.	116
18	Fluor Corporation(a)	448
61	Granite Construction, Inc.	1,549
9	KBR, Inc.	389
44	Limbach Holdings, Inc.(a)	334
1,648	Mistras Group, Inc.(a)	7,350
2	MYR Group, Inc.(a)	170
21	Orion Group Holdings, Inc.(a)	55
885	Primoris Services Corporation	14,381
653	Sterling Infrastructure, Inc.(a)	14,020
342	Tutor Perini Corporation(a)	1,888
278	VSE Corporation	9,841
		76,082
	ENTERTAINMENT CONTENT - 0.2%
957	AMC Networks, Inc., Class A(a)	19,427

	FOOD - 2.4%
150	Alico, Inc.	4,236
750	B&G Foods, Inc.	12,368
895	Cal-Maine Foods, Inc.	49,753

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	FOOD - 2.4% (Continued)
704	Hain Celestial Group, Inc. (The)(a)	$ 11,884
1,872	Hostess Brands, Inc.(a)	43,505
607	Ingredion, Inc.	48,876
281	Landec Corporation(a)	2,498
37	Natural Health Trends Corporation	136
322	Nature's Sunshine Products, Inc.(a)	2,653
622	Post Holdings, Inc.(a)	50,948
18	S&W Seed Company(a)	13
14	Seaboard Corporation	47,637
191	Seneca Foods Corporation, Class A(a)	9,634
1	Tootsie Roll Industries, Inc.	33
562	TreeHouse Foods, Inc.(a)	23,840
		308,014
	FORESTRY, PAPER & WOOD PRODUCTS - 1.2%
885	Boise Cascade Company	52,622
2,662	Mercer International, Inc.	32,743
3,718	Resolute Forest Products, Inc.(a)	74,360
		159,725
	HEALTH CARE FACILITIES & SERVICES - 2.4%
988	Acadia Healthcare Company, Inc.(a)	77,242
1,085	AdaptHealth Corporation(a)	20,376
1,727	Brookdale Senior Living, Inc.(a)	7,374
924	Covetrus, Inc.(a)	19,293
1,124	Encompass Health Corporation	50,838
79	LHC Group, Inc.(a)	12,929
163	National HealthCare Corporation	10,324
118	OPKO Health, Inc.(a)	223
137	Owens & Minor, Inc.	3,302
1,476	Patterson Companies, Inc.	35,454
1,062	Pediatrix Medical Group, Inc.(a)	17,534
793	Premier, Inc., Class A	26,914
4	Psychemedics Corporation	26
876	Select Medical Holdings Corporation	19,360
		301,189

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	HOME & OFFICE PRODUCTS - 0.3%
4,199	ACCO Brands Corporation	$ 20,575
58	Hooker Furnishings Corporation	783
4	Kewaunee Scientific Corporation(a)	70
45	Kimball International, Inc., Class B	283
488	Lifetime Brands, Inc.	3,304
2,506	Steelcase, Inc., Class A	16,339
100	Virco Manufacturing Corporation(a)	426
		41,780
	HOME CONSTRUCTION - 4.9%
323	American Woodmark Corporation(a)	14,167
1,853	Beazer Homes USA, Inc.(a)	17,919
1,149	Century Communities, Inc.	49,154
5	Dixie Group, Inc. (The)(a)	5
1,301	Forestar Group, Inc.(a)	14,558
1,493	Green Brick Partners, Inc.(a)	31,920
1,327	Griffon Corporation	39,173
1,182	Interface, Inc.	10,626
1,936	KB Home	50,181
481	LGI Homes, Inc.(a)	39,139
1,193	M/I Homes, Inc.(a)	43,222
2,132	MDC Holdings, Inc.	58,460
1,094	Meritage Homes Corporation(a)	76,875
495	Patrick Industries, Inc.	21,701
3,793	Taylor Morrison Home Corporation(a)	88,453
378	Toll Brothers, Inc.	15,876
3,696	Tri Pointe Homes, Inc.(a)	55,847
		627,276
	HOUSEHOLD PRODUCTS - 0.7%
825	Central Garden & Pet Company, Class A(a)	28,182
546	Clearwater Paper Corporation(a)	20,530
290	Crown Crafts, Inc.	1,676
721	Edgewell Personal Care Company	26,965
757	Quanex Building Products Corporation	13,747
		91,100

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
585	Ampco-Pittsburgh Corporation(a)	$ 2,153
290	AZZ, Inc.	10,588
195	Core Molding Technologies, Inc.(a)	1,936
121	Eastern Company (The)	2,099
25	EnPro Industries, Inc.	2,125
345	L B Foster Company, Class A(a)	3,367
20	Park-Ohio Holdings Corporation	226
121	Strattec Security Corporation(a)	2,517
971	Timken Company (The)	57,328
603	Tredegar Corporation	5,692
		88,031
	INDUSTRIAL SUPPORT SERVICES - 0.6%
367	DXP Enterprises, Inc.(a)	8,691
2,618	Resideo Technologies, Inc.(a)	49,899
606	Titan Machinery, Inc.(a)	17,126
1	WESCO International, Inc.(a)	119
		75,835
	INSTITUTIONAL FINANCIAL SERVICES - 0.0%^
1	Jefferies Financial Group, Inc.	30

	INSURANCE - 6.8%
4,021	American Equity Investment Life Holding Company	149,943
636	Brighthouse Financial, Inc.(a)	27,615
3,105	Citizens, Inc.(a)	10,371
6,783	CNO Financial Group, Inc.	121,890
1,996	Donegal Group, Inc., Class A	26,926
850	eHealth, Inc.(a)	3,323
1,030	Employers Holdings, Inc.	35,525
28,712	Genworth Financial, Inc., Class A(a)	100,492
264	Hallmark Financial Services, Inc.(a)	277
1,147	Horace Mann Educators Corporation	40,478
2,017	Kemper Corporation	83,221
551	Kingstone Companies, Inc.	1,466
62	National Western Life Group, Inc., Class A	10,590

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	INSURANCE - 6.8% (Continued)
2,654	NMI Holdings, Inc., Class A(a)	$ 54,062
3,033	ProAssurance Corporation	59,174
4,502	Radian Group, Inc.	86,844
1,110	Security National Financial Corporation, Class A(a)	7,048
337	Tiptree, Inc.	3,626
246	Unico American Corporation(a)	293
849	United Fire Group, Inc.	24,392
338	United Insurance Holdings Corporation	216
1,690	Universal Insurance Holdings, Inc.	16,646
107	Unum Group	4,152
		868,570
	INTERNET MEDIA & SERVICES - 0.2%
448	Cars.com, Inc.(a)	5,152
246	DHI Group, Inc.(a)	1,323
572	HealthStream, Inc.(a)	12,161
1,449	TrueCar, Inc.(a)	2,188
		20,824
	LEISURE FACILITIES & SERVICES - 0.5%
10	Ark Restaurants Corporation	186
17	Biglari Holdings, Inc.(a)	1,965
1,295	Carrols Restaurant Group, Inc.(a)	2,111
775	Century Casinos, Inc.(a)	5,084
353	Chuy's Holdings, Inc.(a)	8,182
640	El Pollo Loco Holdings, Inc.(a)	5,709
555	Fiesta Restaurant Group, Inc.(a)	3,519
834	Good Times Restaurants, Inc.(a)	1,810
595	Marcus Corporation (The)	8,265
1,001	Penn Entertainment, Inc.(a)	27,537
		64,368
	LEISURE PRODUCTS - 1.6%
481	Escalade, Inc.	4,786
541	Funko, Inc., Class A(a)	10,939
216	LCI Industries	21,915
407	Smith & Wesson Brands, Inc.	4,221

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	LEISURE PRODUCTS - 1.6% (Continued)
979	Thor Industries, Inc.	$ 68,510
1,656	Topgolf Callaway Brands Corporation(a)	31,895
949	Vista Outdoor, Inc.(a)	23,080
731	Winnebago Industries, Inc.	38,896
		204,242
	MACHINERY - 0.8%
126	Alamo Group, Inc.	15,406
646	Altra Industrial Motion Corporation	21,718
176	Astec Industries, Inc.	5,489
292	CECO Environmental Corporation(a)	2,584
61	Columbus McKinnon Corporation	1,596
175	ESCO Technologies, Inc.	12,852
29	Flowserve Corporation	705
270	Gencor Industries, Inc.(a)	2,433
1	Hillenbrand, Inc.	37
216	Hurco Companies, Inc.	4,856
4	Hyster-Yale Materials Handling, Inc., Class A	86
118	Intevac, Inc.(a)	549
1,405	Kennametal, Inc.	28,915
495	LS Starrett Company (The), Class A(a)	4,371
594	Manitowoc Company, Inc. (The)(a)	4,603
396	NN, Inc.(a)	677
		106,877
	MEDICAL EQUIPMENT & DEVICES - 1.3%
452	AngioDynamics, Inc.(a)	9,248
271	Artivion, Inc.(a)	3,751
678	Avanos Medical, Inc.(a)	14,767
207	Fonar Corporation(a)	2,929
719	Harvard Bioscience, Inc.(a)	1,841
9	ICU Medical, Inc.(a)	1,355
178	Inogen, Inc.(a)	4,322
266	Integer Holdings Corporation(a)	16,553
703	Integra LifeSciences Holdings Corporation(a)	29,779
588	Meridian Bioscience, Inc.(a)	18,540

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.3% (Continued)
18	Merit Medical Systems, Inc.(a)	$ 1,017
8	Myriad Genetics, Inc.(a)	153
645	NuVasive, Inc.(a)	28,257
265	QuidelOrtho Corporation(a)	18,942
8	Utah Medical Products, Inc.	682
433	Varex Imaging Corporation(a)	9,154
		161,290
	METALS & MINING - 1.2%
1	Alcoa Corporation	34
884	Coeur Mining, Inc.(a)	3,023
19	CONSOL Energy, Inc.	1,222
337	Encore Wire Corporation	38,937
1,720	Gold Resource Corporation	2,838
4,866	Hecla Mining Company	19,172
834	Peabody Energy Corporation(a)	20,700
3,483	SunCoke Energy, Inc.	20,236
1,729	Warrior Met Coal, Inc.	49,173
		155,335
	OIL & GAS PRODUCERS - 6.3%
116	Antero Resources Corporation(a)	3,541
4,661	Berry Corporation	34,958
1,691	Callon Petroleum Company(a)	59,202
201	Chord Energy Corporation	27,491
1	Civitas Resources, Inc.	57
5,368	CNX Resources Corporation(a)	83,365
550	Comstock Resources, Inc.(a)	9,510
1,609	Delek US Holdings, Inc.	43,668
2,091	Earthstone Energy, Inc., Class A(a)	25,761
1	EQT Corporation	41
23	Equitrans Midstream Corporation	172
782	HF Sinclair Corporation	42,103
1,098	Kimbell Royalty Partners, L.P.	18,644
520	Laredo Petroleum, Inc.(a)	32,682
2,649	Murphy Oil Corporation	93,165

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 6.3% (Continued)
3,161	PBF Energy, Inc., Class A(a)	$ 111,141
10,319	Permian Resources Corporation(a)	70,169
2,540	Plains GP Holdings, L.P., Class A	27,711
97	Ranger Oil Corporation	3,051
5,604	Ring Energy, Inc.(a)	13,001
590	SilverBow Resources, Inc.(a)	15,859
3,103	Talos Energy, Inc.(a)	51,665
767	TravelCenters of America, Inc.(a)	41,364
		808,321
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
1,930	Archrock, Inc.	12,391
8	Dawson Geophysical Company(a)	14
616	Dril-Quip, Inc.(a)	12,024
225	Geospace Technologies Corporation(a)	992
734	Helix Energy Solutions Group, Inc.(a)	2,833
1,023	Helmerich & Payne, Inc.	37,820
1,320	MRC Global, Inc.(a)	9,491
126	Natural Gas Services Group, Inc.(a)	1,265
3,091	Newpark Resources, Inc.(a)	7,789
824	NOV, Inc.	13,332
1,739	NOW, Inc.(a)	17,477
645	Oceaneering International, Inc.(a)	5,134
2,421	ProPetro Holding Corporation(a)	19,489
270	Select Energy Services, Inc., Class A(a)	1,882
24	Smart Sand, Inc.(a)	38
621	Solaris Oilfield Infrastructure, Inc., Class A	5,813
618	Thermon Group Holdings, Inc.(a)	9,523
1,485	US Silica Holdings, Inc.(a)	16,261
		173,568
	PUBLISHING & BROADCASTING - 1.4%
1,992	Beasley Broadcast Group, Inc., Class A(a)	2,151
1,747	Cumulus Media, Inc., Class A(a)	12,281
1,954	Entravision Communications Corporation, Class A	7,757
3,091	EW Scripps Company (The), Class A(a)	34,836

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	PUBLISHING & BROADCASTING - 1.4% (Continued)
4,808	Gannett Company, Inc.(a)	$ 7,356
4	Gray Television, Inc.	57
2,282	iHeartMedia, Inc., Class A(a)	16,727
70	Saga Communications, Inc., Class A	1,831
369	Scholastic Corporation	11,351
4,044	TEGNA, Inc.	83,630
127	Townsquare Media, Inc., Class A(a)	922
		178,899
	REAL ESTATE OWNERS & DEVELOPERS - 0.1%
1,742	Five Point Holdings, LLC, Class C(a)	4,529
17	FRP Holdings, Inc.(a)	924
245	Howard Hughes Corporation (The)(a)	13,571
1	Stratus Properties, Inc.	23
		19,047
	REAL ESTATE SERVICES - 0.4%
3,154	Anywhere Real Estate, Inc.(a)	25,579
1,085	RE/MAX Holdings, Inc., Class A	20,517
		46,096
	REIT - 0.0%^
9	Ellington Financial, Inc.	102

	RENEWABLE ENERGY - 0.3%
1,669	Alto Ingredients, Inc.(a)	6,075
550	EnerSys	31,994
13	FutureFuel Corporation	79
393	Ultralife Corporation(a)	1,890
		40,038
	RETAIL - CONSUMER STAPLES - 0.8%
987	Big Lots, Inc.	15,407
353	Ingles Markets, Inc., Class A	27,961
737	SpartanNash Company	21,388
680	Village Super Market, Inc., Class A	13,144
269	Weis Markets, Inc.	19,164
		97,064

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	RETAIL - DISCRETIONARY - 5.7%
3	Aaron's Company, Inc. (The)	$ 29
357	Abercrombie & Fitch Company, Class A(a)	5,551
1,614	American Eagle Outfitters, Inc.	15,704
454	Asbury Automotive Group, Inc.(a)	68,599
1	AutoNation, Inc.(a)	102
346	Bassett Furniture Industries, Inc.	5,425
24	Beacon Roofing Supply, Inc.(a)	1,313
612	Big 5 Sporting Goods Corporation	6,573
246	BlueLinx Holdings, Inc.(a)	15,277
79	Build-A-Bear Workshop, Inc.	1,053
5	Caleres, Inc.	121
110	Citi Trends, Inc.(a)	1,706
1,621	Conn's, Inc.(a)	11,477
2,546	Container Store Group, Inc. (The)(a)	12,475
1	Dick's Sporting Goods, Inc.	105
751	Ethan Allen Interiors, Inc.	15,876
2,492	Foot Locker, Inc.	77,576
3,693	Gap, Inc. (The)	30,320
402	Genesco, Inc.(a)	15,807
400	GMS, Inc.(a)	16,004
435	Group 1 Automotive, Inc.	62,149
244	Guess?, Inc.	3,580
366	Haverty Furniture Companies, Inc.	9,113
104	Hibbett, Inc.	5,180
829	Kirkland's, Inc.(a)	2,495
2,024	Kohl's Corporation	50,904
731	La-Z-Boy, Inc.	16,499
779	Lazydays Holdings, Inc.(a)	10,517
510	LL Flooring Holdings, Inc.(a)	3,534
3,902	Macy's, Inc.	61,144
796	MarineMax, Inc.(a)	23,713
257	Monro, Inc.	11,169
1	Penske Automotive Group, Inc.	98
467	PetIQ, Inc.(a)	3,222

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	RETAIL - DISCRETIONARY - 5.7% (Continued)
4,281	Qurate Retail, Inc., Class A	$ 8,605
1,193	Rush Enterprises, Inc., Class A	52,325
620	Shoe Carnival, Inc.	13,293
963	Sonic Automotive, Inc., Class A	41,698
908	Sportsman's Warehouse Holdings, Inc.(a)	7,536
814	Tile Shop Holdings, Inc.	2,865
626	Tilly's, Inc., Class A	4,332
1,008	Urban Outfitters, Inc.(a)	19,807
819	Vera Bradley, Inc.(a)	2,465
382	Zumiez, Inc.(a)	8,225
		725,561
	SEMICONDUCTORS - 2.8%
3,115	Amkor Technology, Inc.	53,111
227	Amtech Systems, Inc.(a)	1,930
215	Axcelis Technologies, Inc.(a)	13,020
234	CEVA, Inc.(a)	6,138
680	Cirrus Logic, Inc.(a)	46,784
1	Cohu, Inc.(a)	26
517	CTS Corporation	21,533
459	Data I/O Corporation(a)	1,281
586	Diodes, Inc.(a)	38,037
227	FormFactor, Inc.(a)	5,686
337	GSI Technology, Inc.(a)	960
328	IPG Photonics Corporation(a)	27,667
74	Kulicke & Soffa Industries, Inc.	2,851
368	MagnaChip Semiconductor Corporation(a)	3,768
66	Onto Innovation, Inc.(a)	4,227
1,552	Photronics, Inc.(a)	22,690
1,695	Rambus, Inc.(a)	43,087
260	Richardson Electronics Ltd.	3,926
48	Trio-Tech International(a)	223
423	Ultra Clean Holdings, Inc.(a)	10,892
111	Veeco Instruments, Inc.(a)	2,034

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	SEMICONDUCTORS - 2.8% (Continued)
2,488	Vishay Intertechnology, Inc.	$ 44,262
		354,133
	SOFTWARE - 1.3%
1,325	ACI Worldwide, Inc.(a)	27,692
590	Allscripts Healthcare Solutions, Inc.(a)	8,986
287	Asure Software, Inc.(a)	1,642
549	CareCloud, Inc.(a)	2,295
361	Computer Programs and Systems, Inc.(a)	10,065
180	Digi International, Inc.(a)	6,223
386	Ebix, Inc.	7,322
666	NextGen Healthcare, Inc.(a)	11,788
322	OneSpan, Inc.(a)	2,772
23	PDF Solutions, Inc.(a)	564
2,387	SolarWinds Corporation(a)	18,499
675	Verint Systems, Inc.(a)	22,666
2,526	Xperi Holding Corporation	35,718
147	Ziff Davis, Inc.(a)	10,067
		166,299
	SPECIALTY FINANCE - 4.6%
2,085	Air Lease Corporation	64,656
1,331	Bread Financial Holdings, Inc.	41,860
577	Consumer Portfolio Services, Inc.(a)	4,195
9	Elevate Credit, Inc.(a)	10
844	Encore Capital Group, Inc.(a)	38,385
820	Enova International, Inc.(a)	24,001
3,736	EZCORP, Inc., Class A(a)	28,805
212	GATX Corporation	18,052
1	Investors Title Company	141
2,721	LendingClub Corporation(a)	30,067
7,157	MGIC Investment Corporation	91,753
1,330	Mr. Cooper Group, Inc.(a)	53,865
2,029	Navient Corporation	29,806
548	Nelnet, Inc., Class A	43,396
1,687	PennyMac Financial Services, Inc.	72,372

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	SPECIALTY FINANCE - 4.6% (Continued)
443	PRA Group, Inc.(a)	$ 14,557
2	Regional Management Corporation	56
855	Stewart Information Services Corporation	37,312
31	Willis Lease Finance Corporation(a)	1,015
		594,304
	STEEL - 2.8%
707	Carpenter Technology Corporation	22,016
2,920	Commercial Metals Company	103,602
76	Friedman Industries, Inc.	541
72	Northwest Pipe Company(a)	2,023
715	Olympic Steel, Inc.	16,309
1,277	Ryerson Holding Corporation	32,870
2,277	TimkenSteel Corporation(a)	34,132
7,535	United States Steel Corporation	136,534
393	Worthington Industries, Inc.	14,989
		363,016
	TECHNOLOGY HARDWARE - 3.9%
618	ADTRAN Holdings, Inc.	12,100
204	AstroNova, Inc.(a)	2,387
25	Aviat Networks, Inc.(a)	685
2,750	Avnet, Inc.	99,330
469	Aware, Inc.(a)	835
661	Benchmark Electronics, Inc.	16,380
639	Comtech Telecommunications Corporation	6,396
1,398	Daktronics, Inc.(a)	3,789
753	EMCORE Corporation(a)	1,258
1,556	GoPro, Inc., Class A(a)	7,671
839	Harmonic, Inc.(a)	10,966
313	InterDigital, Inc.	12,652
2	Jabil, Inc.	115
392	Key Tronic Corporation(a)	1,584
1,290	Knowles Corporation(a)	15,699
177	Maxar Technologies, Inc.	3,313
261	NETGEAR, Inc.(a)	5,230

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	TECHNOLOGY HARDWARE - 3.9% (Continued)
1,086	NetScout Systems, Inc.(a)	$ 34,014
731	PCTEL, Inc.	3,450
218	Plexus Corporation(a)	19,088
6,433	Ribbon Communications, Inc.(a)	14,281
1,105	Sanmina Corporation(a)	50,918
1,092	Super Micro Computer, Inc.(a)	60,136
2,180	TTM Technologies, Inc.(a)	28,732
227	Universal Electronics, Inc.(a)	4,465
865	ViaSat, Inc.(a)	26,149
310	Viavi Solutions, Inc.(a)	4,046
245	Vishay Precision Group, Inc.(a)	7,250
581	VOXX International Corporation(a)	4,421
2,741	Xerox Holdings Corporation	35,852
		493,192
	TECHNOLOGY SERVICES - 0.9%
385	comScore, Inc.(a)	635
8,424	Conduent, Inc.(a)	28,136
25	CSG Systems International, Inc.	1,322
11	ICF International, Inc.	1,199
444	Insight Enterprises, Inc.(a)	36,590
39	John Wiley & Sons, Inc., Class A	1,465
685	MAXIMUS, Inc.	39,641
108	NetSol Technologies, Inc.(a)	339
5	RCM Technologies, Inc.(a)	84
1,121	Repay Holdings Corporation(a)	7,914
891	StarTek, Inc.(a)	2,673
		119,998
	TELECOMMUNICATIONS - 0.8%
369	ATN International, Inc.	14,232
444	Consolidated Communications Holdings, Inc.(a)	1,847
2,169	EchoStar Corporation, Class A(a)	35,724
278	KVH Industries, Inc.(a)	2,563
425	Spok Holdings, Inc.	3,247

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	TELECOMMUNICATIONS - 0.8% (Continued)
3,303	Telephone and Data Systems, Inc.	$ 45,912
		103,525
	TOBACCO & CANNABIS - 0.2%
433	Universal Corporation	19,935

	TRANSPORTATION & LOGISTICS - 4.5%
1,489	Air Transport Services Group, Inc.(a)	35,870
188	ArcBest Corporation	13,673
660	Atlas Air Worldwide Holdings, Inc.(a)	63,076
717	Covenant Logistics Group, Inc.	20,578
1,017	Heartland Express, Inc.	14,553
609	Hub Group, Inc., Class A(a)	42,009
7,023	JetBlue Airways Corporation(a)	46,562
461	Kirby Corporation(a)	28,015
595	Marten Transport Ltd.	11,400
860	Matson, Inc.	52,907
382	Overseas Shipholding Group, Inc., Class A(a)	1,134
96	Patriot Transportation Holding, Inc.	755
845	Radiant Logistics, Inc.(a)	4,808
1,183	Ryder System, Inc.	89,305
2,446	Schneider National, Inc., Class B	49,654
2,547	Spirit Airlines, Inc.(a)	47,935
376	Universal Logistics Holdings, Inc.	11,927
955	Werner Enterprises, Inc.	35,908
		570,069
	TRANSPORTATION EQUIPMENT - 0.2%
875	Commercial Vehicle Group, Inc.(a)	3,938
724	Greenbrier Companies, Inc. (The)	17,571
528	REV Group, Inc.	5,824
59	Wabash National Corporation	918
		28,251
	WHOLESALE - CONSUMER STAPLES - 0.6%
405	Andersons, Inc. (The)	12,567

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS — 98.8% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.6% (Continued)
1,710	United Natural Foods, Inc.(a)	$ 58,773
		71,340
	WHOLESALE - DISCRETIONARY - 0.6%
48	Acme United Corporation	1,105
432	Educational Development Corporation	1,041
322	ePlus, Inc.(a)	13,376
831	G-III Apparel Group Ltd.(a)	12,423
1,435	KAR Auction Services, Inc.(a)	16,029
452	PC Connection, Inc.	20,381
517	ScanSource, Inc.(a)	13,654
19	Veritiv Corporation(a)	1,858
7	Wayside Technology Group, Inc.	188
433	ZAGG CVR (a)(b)	0
		80,055

	TOTAL COMMON STOCKS (Cost $14,170,613)	12,634,627

	PARTNERSHIP SHARES — 0.7%
	METALS & MINING - 0.1%
300	Alliance Resource Partners, L.P.	6,870

	OIL & GAS PRODUCERS - 0.6%
1,654	DCP Midstream, L.P.	62,141
832	Global Partners, L.P.	20,592
3	Plains All American Pipeline, L.P.	31
		82,764
	SPECIALTY FINANCE - 0.0%^
23	America First Multifamily Investors, L.P.	402

	TOTAL PARTNERSHIP SHARES (Cost $62,834)	90,036

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2022 (Unaudited)

Shares		Value
RIGHT — 0.0%^
RENEWABLE ENERGY - 0.0%^
2	Pineapple Energy, Inc.(b)	$ 7
TOTAL RIGHT (Cost $0)

MONEY MARKET FUND - 1.3%
163,013	First American Treasury Obligations Fund, Class X, 2.87%(c)	$ 163,013
TOTAL MONEY MARKET FUND (Cost $163,013)

	TOTAL INVESTMENTS - 100.8% (Cost $14,396,460)	$ 12,887,683
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(101,852)
	NET ASSETS - 100.0%	$ 12,785,831

(a)	Non-income producing security.
(b)	Fair value was determined using significant unobservable inputs.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2022.
^	Amount represents less than 0.05%.